Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the NCS Multistage Holdings, Inc. Amended and Restated 2017 Equity Incentive Plan
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	30.47
Maximum Aggregate Offering Price	$ 7,617,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,166.24
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), as may become issuable under the NCS Multistage Holdings, Inc. Amended and Restated 2017 Equity Incentive Plan, as amended (the "A&R 2017 Plan") by reason of any stock splits, stock dividends, recapitalizations or similar transactions. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum offering price have been determined on the basis of the average of the high and low sales prices of the shares of Common Stock on July 28, 2025 of $30.47, as reported in the consolidated reporting system.